Annual Total Returns	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
BNY Mellon Dynamic Value Fund | A
Prospectus [Line Items]
Annual Return [Percent]	15.80%	12.58%	2.78%	33.33%	3.66%	26.74%	(10.65%)	14.85%	18.27%	(2.30%)
BNY Mellon Opportunistic Midcap Value Fund | A
Prospectus [Line Items]
Annual Return [Percent]	10.96%	12.35%	(8.00%)	15.75%	18.81%	27.49%	(18.05%)	15.62%	17.49%	(10.46%)
BNY Mellon Opportunistic Small Cap Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	3.67%	9.01%	(17.51%)	16.02%	18.98%	21.12%	(19.50%)	24.18%	16.48%	(2.71%)
BNY Mellon Technology Growth Fund | A
Prospectus [Line Items]
Annual Return [Percent]	25.03%	59.98%	(46.44%)	12.62%	69.78%	25.53%	(1.53%)	42.54%	4.89%	5.64%